Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 230,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	31,763.00
Total Offset Amount	0.00
Net Fee	$ 31,763.00